MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2019
Marketable Securities [Abstract]
Schedule of Available-for-sale Securities Reconciliation
The cost of sale of available-for-sale marketable securities is calculated on an average cost basis.

(in thousands of $)	2019	2018
Balance at the beginning of the year	836	19,231
Repurchase of marketable securities pledged to creditors	8,392	10,272
Disposals	—	(16,749)
Unrealized gain (loss)	1,737	(3,526)
Marketable securities pledged to creditors	(7,323)	(8,392)
Total	3,642	836